Pointbreak US Internet Index Fund
POINTBREAK US INTERNET INDEX FUND FUND SUMMARY
Investment Objective
The Pointbreak US Internet Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Solactive US Internet Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Pointbreak US Internet Index Fund Pointbreak US Internet Index Fund	[1],[2]
Management Fees	0.32%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.47%
Fee Waiver and Expense Reimbursement	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.32%
[1]	Pointbreak Advisers LLC (the "Adviser") has contractually agreed to waive or reduce its fees and to reimburse the Fund for its expenses until December 31, 2017, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenses which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) of the Fund are limited to 0.32% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Adviser. The Adviser is permitted to recoup from the Fund previously waived advisory fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund's Operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed or at the time of recoupment. The Expense Limitation Agreement may not be terminated by any of the parties to the Agreement, including the Board of Trustees, prior to December 31, 2017.
[2]	The Other Expenses are estimated amounts for the current fiscal year, as the Fund has not commenced operations as of the date of this prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years
Pointbreak US Internet Index Fund | Pointbreak US Internet Index Fund | USD ($)	34	128	[1]
[1]	The 3-Year example is calculated with the expectation that the Expense Limitation Agreement will not be in place after December 31, 2017.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund will generally invest at least 90% of its total assets in common stocks that comprise the Solactive US Internet Index (the “Underlying Index”). The Index and Fund are non-diversified, which means that changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Solactive AG (“Solactive” or the “Index Provider”) constructs the Underlying Index in a three-step process consisting of identifying the universe of eligible companies in an Internet-related business, selecting the 60 largest companies, and determining the relative weighting of each company. Each of these three steps is described below.

The Index Provider followed this selection process to initially construct the Underlying Index, and then reviews the composition and weighting of the Underlying Index quarterly to determine if it needs to be rebalanced, reconstituted or both. The quarterly review takes place on designated “selection days.” Selection days are the third business day January, April, July and October. Any constituent changes will be announced on Solactive’s publicly available website at the close of business that day. Component and/or weighting changes will be implemented 5 business days after the review and announcement day. The Underlying Index will be rebalanced and/or reconstituted using closing prices that day by Solactive. The changes will be effective at the market opening on the next trading day.

Companies Eligible for Inclusion in the Index. The Underlying Index is designed to track the performance of the common stock of the largest Internet companies as measured by “free-float market capitalization.” Eligible companies must have a minimum market free-float capitalization of $500 million, an average daily value traded over the past 3 months of $2,000,000, be listed and traded on a national U.S. stock exchange, and be engaged in either Internet commerce, Internet service (including social networking) or an Internet-related service. A company is deemed to be an Internet company by the Index Provider if it meets any of the following definitions: (1) it is engaged primarily in providing for: (a) the sale of goods primarily through the Internet (e.g., retail durables like appliances and non-durables like food and cleaning products); (b) the sale of services (e.g., banking, brokerage, payments or real estate, static or streaming media or travel); or (c) social networking (e.g., professional, personal or targeted networking) through an open network; or (2) it is a company engaged in providing Internet-related services, including but not limited to: (a) network communications; (b) Internet access; (c) Internet infrastructure; (d) Internet software; (e) Internet search capability; (f) web hosting; (g) website design; (h) cloud computing; or (i) e-commerce. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Index Composition. On each selection day, the Index Provider goes through the selection process to determine the composition of the Underlying Index. The Index Provider first identifies the universe of eligible companies, which are companies that are deemed by the Index Provider to be an Internet company in accordance with the definition described above. The Index Provider then ranks all of the companies within this universe by free-float market capitalization and selects the largest companies with market capitalizations of $500 million or greater for inclusion in the Underlying Index. Due to the focused and changing nature of the Internet sector, it is expected that the number of eligible companies will fluctuate over time, but the Underlying Index cannot exceed 60 companies. If there are more than 60 eligible companies within the selection universe, the Index Provider will only select the largest 60 companies for the Underlying Index. The free-float market capitalization of a security differs from the total market capitalization of a security in that the free-float market capitalization does not include the value of shares held by a single controlling entity or person and would not normally be available for trading in the marketplace. Securities in the Underlying Index are weighted based on the total free-float market capitalization of their shares (subject to capping rules noted below), so that securities with higher free-float market capitalizations generally have a higher representation in the Underlying Index.

As of April 5, 2016, the Underlying Index was composed entirely of 60 stocks of large-cap, mid-cap and small-cap Internet companies. For these purposes, “large-cap” is defined as companies with a market capitalization of $10 billion and over, “mid-cap” is defined as companies with market capitalization of $2 billion or greater and less than $10 billion, and small-cap is defined as companies with market capitalization of less than $2 billion and under (subject to a minimum free-float market capitalization requirement of $500 million).

Index Weighting. On each selection day, after determining the composition of the Underlying Index, the Index Provider determines the weighting of the components of the Underlying Index. Each issuer in the Underlying Index has an initial weight equal to its free-float market capitalization, but the weights of issuers are then adjusted so that the exposure to each issuer is capped at 10% and such that the cumulative weight of all issuers with an individual weight greater than 4.5% do not, in the aggregate, account for more than 45% of the weight of the Underlying Index.

Additional information about the Underlying Index, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at www.solactive.com by clicking on the “Equity Indexing” link at the top of the page, then clicking on the “Custom Indices” link on the left hand column, and then scrolling down the alphabetical listings to the “Solactive China Large-Cap Index” link. The index rules can then be accessed under “Documents” at the bottom of the page by clicking the “Guideline” link.

The Adviser generally follows a “replication strategy,” that is, it invests substantially all of its investments (and at least 90%) in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. If it is not possible for the Adviser to acquire component securities due to limited availability or regulatory restrictions, the Adviser may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy, meaning the Fund generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund may from time to time invest up to 10% of its total assets in securities other than component securities of the Underlying Index, such as short-term U.S. Treasuries (treasuries with a maturity date of two years or less) and money market instruments to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Underlying Index.

Concentration Policy: The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. As of April 5, 2016, the Underlying Index was concentrated in companies in the Technology and Consumer Services industries (as categorized in accordance with the “FactSet Economy” industry classification system employed by the Index Provider).
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in time of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the ETF’s portfolio securities and the ETF’s market price. This reduced effectiveness could result in ETF shares trading at discounts from NAV and also in greater than normal intraday bid/ask spreads for the ETF’s shares.

Cash Transaction Risk. The Fund may effect creations and redemptions for cash, rather than for in-kind securities. If the Fund effects redemptions for cash, rather than for in-kind securities, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process to a greater extent.

Consumer Services Companies Risk. Consumer services companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer services products in the marketplace.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s Adviser, and the Fund’s other services providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth and/or Value Stocks Risk. Investing in value stocks involves the risk that the market will not recognize a security’s intrinsic value for a long time, or that a security thought to be undervalued may actually be appropriately priced when purchased. Investing in growth stocks involves the risk that will not experience faster than average growth as measured by revenues, earnings, or cash flow. While growth stocks are expected to offer the potential for higher returns, they also generally represent a greater risk when compared to value stocks. Growth stocks tend to do better than the overall market when stock prices in general are rising, while underperforming the market as stock prices fall, taking into account that past performance does not guarantee future results. As a result, investing in growth funds may require a slightly higher tolerance for risk, as well as a longer time horizon.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, which may have an adverse impact on the Fund.

Industry Concentration Risk. In followings its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Internet Companies Risk. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

Internet Software and Services Sector Risk. Competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, can significantly affect the Internet software and services sectors. Changing domestic and international demand, research and development costs, availability and price components and product obsolescence also can affect profitability of companies in this sector.

Issuer Risk. The Fund’s performance depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline.

Large-Capitalization Companies Risk. The Fund may invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments – mid- or small-cap stocks, for instance – the Fund’s large-cap holdings could reduce performance.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

New Fund Risk. There can be no assurance that the Fund will grow or maintain an economically viable size. If the Fund does not reach an economically viable size, the Board of Trustees of the Fund could decide to liquidate the Fund.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in stocks of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Passive Investment Risk. The Fund is not actively managed and therefore will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Secondary Market Trading Risk: An investment in the Fund faces numerous risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.
Trading Issues. Although Fund shares are listed for trading on the BATS, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the BATS, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to BATS “circuit breaker” rules. There can be no assurance that the requirements of the BATS necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the BATS. It cannot be predicted whether Fund shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Underlying Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. However, given that shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares ought not to be sustained. While the creation/redemption feature is designed to make it likely that Fund shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Small-Cap Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Stock Market Risk. The values of common stocks in the Underlying Index could decline generally or could underperform other investments.

Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% or more of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When the Underlying Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Underlying Index, and the Fund’s efforts to replicate the Underlying Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Technology Companies Risk. Technology companies, including information technology companies, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources and/or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index.

Valuation Risk. The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets, or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Performance Information
The Fund is new and therefore does not have performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.pointbreakETFs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.